Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 90,576	$ 37,269	[1]	$ 54,735	$ 39,307	$ 27,282	[2]	$ 36,607	[3]	$ 69,847	$ 23,372	$ 221,884	$ 157,108	$ 106,882
Basic												224,343	173,741	127,656
Effect of dilutive securities:
Employee stock options												231	176	125
Non-vested restricted shares												312	246	420
Convertible senior unsecured notes												1,067	238	7
Dilutive potential common shares												1,610	660	552
Diluted												225,953	174,401	128,208
Basic earnings per share	$ 0.35	$ 0.17	[1]	$ 0.26	$ 0.20	$ 0.15	[2]	$ 0.21	[3]	$ 0.40	$ 0.15	$ 0.99	$ 0.90	$ 0.84
Diluted earnings per share	$ 0.35	$ 0.16	[1]	$ 0.25	$ 0.19	$ 0.15	[2]	$ 0.21	[3]	$ 0.39	$ 0.15	$ 0.98	$ 0.90	$ 0.83
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share												182	0	280

[1]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $32,450,000 for the second quarter as compared to $12,827,000 for the third quarter.
[2]	(4) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[3]	(3) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.